Fair Value Measurements (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Oct. 19, 2023 $ / shares	Oct. 11, 2023 $ / shares
Fair Value Measurements [Line Items]
Fair value of business combination (in Dollars) | $			$ 965,000
Proceeds from forward purchase agreement (in Dollars) | $	$ 679,660		$ 346,323
Number of tranches	3		3
Number of trading days	30 days		20 days
Acquiror per share value	$ 25		$ 25		$ 10	$ 10
Acquiror shares issued (in Shares) | shares	2,500,000		2,500,000
Forward purchase agreement (in Dollars) | $	$ 201,250		$ 717,000
Change in fair value of forward purchase agreements (in Dollars) | $	$ 515,750		248,000
Consecutive days	30 days
Trading period	5 years
Business Combination [Member]
Fair Value Measurements [Line Items]
Fair value of business combination (in Dollars) | $	$ 965,000		$ 965,000
Proceeds from forward purchase agreement (in Dollars) | $	346,323
Forward purchase agreement (in Dollars) | $	$ 161,000
Minimum [Member]
Fair Value Measurements [Line Items]
Acquiror per share value	$ 20		$ 20
Maximum [Member]
Fair Value Measurements [Line Items]
Acquiror per share value	$ 25		$ 25
Class A Ordinary Shares [Member]
Fair Value Measurements [Line Items]
Shares purchased (in Shares) | shares	2,080,915		2,080,915
Number of trading days	20 days
Common Stock [Member]
Fair Value Measurements [Line Items]
Stock split shares issued (in Shares) | shares	7,500,000		7,500,000
Number of trading days	20 days		20 days
Acquiror per share value	$ 15		$ 15
Acquiror shares issued (in Shares) | shares	5,000,000		5,000,000
Common Stock [Member] | Minimum [Member]
Fair Value Measurements [Line Items]
Acquiror per share value	$ 15		$ 15
Common Stock [Member] | Maximum [Member]
Fair Value Measurements [Line Items]
Acquiror per share value	20		20
Common Stock [Member] | Tranches One [Member]
Fair Value Measurements [Line Items]
Volume-weighted price per share	15		15
Common Stock [Member] | Tranches Two [Member]
Fair Value Measurements [Line Items]
Volume-weighted price per share	20		20
Common Stock [Member] | Tranches Three [Member]
Fair Value Measurements [Line Items]
Volume-weighted price per share	$ 25		$ 25
Acquiror Common Stock [Member]
Fair Value Measurements [Line Items]
Acquiror shares issued (in Shares) | shares	7,500,000		7,500,000